COMMITMENTS AND CONTINGENCIES LIABILITIES (Details Narrative) $ in Thousands	1 Months Ended				12 Months Ended
	Dec. 18, 2023 USD ($)	Dec. 18, 2023 ILS (₪)	Jan. 30, 2022 USD ($)	Jan. 30, 2022 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 27, 2024 USD ($)
Related Party Transaction [Line Items]
Research and development expenses, net					$ 11,587	$ 11,534	$ 10,170
Fund gross	$ 5,000
Royalty, description					Magna obtained grants from the Israeli Innovation Authority (the “IIA”) for participation in research and development programs for the years 2011 through 2013, and, in return, further to an acquisition transaction between the Company and Magna, the Company is obligated to pay royalties amounting to 3% to 5% of its future sales up to the amount of the grant.
Grants receivable					$ 620	$ 603
Magna [Member]
Related Party Transaction [Line Items]
Research and development expenses, net	$ 19	₪ 70,000	$ 63	₪ 235,000
Magna [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Waived amount								$ 42